Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 13,468,201	$ 8,864,355
General and administrative	5,347,503	3,193,965
Total operating expenses	18,815,704	12,058,320
Interest income	48,056	61,294
Interest expense	(215,815)	(42,817)
Other financing expense, net	(33,804)	(1,519,034)
Total other income (expense)	(201,563)	(1,500,557)
Net loss and comprehensive loss	$ (19,017,267)	$ (13,558,877)
Basic and diluted loss per common share:
Net loss per share, basic and diluted	$ (6.55)	$ (5.75)
Weighted average shares outstanding used in computing net loss per share, basic and diluted	2,901,990	2,356,483